Warrants and Unit Purchase Options (Details Textual) (USD $)	1 Months Ended	12 Months Ended					1 Months Ended		12 Months Ended
	Nov. 30, 2009	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012	Mar. 16, 2012	Nov. 25, 2009	Nov. 30, 2009 Cohen Securities [Member]	Nov. 25, 2009 Cohen Securities [Member]	Dec. 31, 2013 Unit Purchase Options [Member]	Dec. 31, 2012 Unit Purchase Options [Member]	Apr. 30, 2012 Unit Purchase Options [Member]	Apr. 23, 2012 Unit Purchase Options [Member]	Apr. 30, 2011 Unit Purchase Options [Member]	Dec. 16, 2010 Unit Purchase Options [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						3,600,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						10.00		15.00	15.00
Common stock, par or stated value per share (in dollars per share)		$ 0.001	$ 0.001	$ 0.001		$ 0.001
Share Price		$ 11.50				$ 11.50
Investment Warrants Expiration Date Range Start	Dec. 16, 2010	Dec. 16, 2010					Dec. 16, 2010		Dec. 16, 2010
Investment Warrants Expiration Date Range End	Nov. 18, 2014	Nov. 18, 2014					Nov. 18, 2014		Nov. 18, 2014
Description Of Warrant Redeemption	The Company may redeem the Warrants, at a price of U.S.$0.01 per Warrant upon 30 days notice while the Warrants are exercisable, only in the event that the last sale price of the ordinary shares is at least U.S.$17.50 per share for any 20 trading days within a 30 trading day period ending on the third day prior to the date on which notice of redemption is given.
Underwriters Discount Percentage	7.00%
Underwriters Discount Contingent Percentage	4.00%
Unit Purchase Option Price	$ 100						$ 100
Black Scholes Option Price							2.14
Fair Value Assumptions, Expected Volatility Rate		35.00%
Fair Value Assumptions, Risk Free Interest Rate		2.59%
Fair Value Assumptions, Risk Free Interest Rate		5 years
Class of Warrant or Right, Outstanding		4,696,122	4,781,122	4,781,122	7,200,000				4,696,122	4,781,122	4,781,122
Description Of Warrant Repurchase		the outstanding warrants, the Company has the option to redeem 3,600,000 units of warrants at a price of U.S.$0.01 per warrant upon 30 days notice while the warrants are exercisable, only in the event that the last sale price of the ordinary shares is at least U.S.$17.50 per share for any 20 trading days within a 30 trading day period ending on the third day prior to the date on which notice of redemption is given.
Warrant Repurchased					2,418,878
Unit Purchase Options Outstanding		579,250	579,250	579,250					289,625	289,625	289,625		360,000	360,000
Repurchase Of Unit Purchase Options												70,375
Percentage Of Units Sold In Offering							10.00%
Percentage Of Public Offering Price							150.00%